UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Dryden Global Total Return Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2009

Date of reporting period:	1/31/2009

Item 1.	Schedule of Investments

Dryden Global Total Return Fund, Inc.

Schedule of Investments

as of January 31, 2009 (Unaudited)

Principal Amount (000)		Description	Value
LONG-TERM INVESTMENTS 96.8%
Australia 0.6%
		GE Capital Australia Funding, M.T.N.,
AUD	1,240	6.00%, 4/15/15	$623,990

Brazil 1.8%
		Banco Bradesco SA,
BRL	1,000	14.80%, 1/4/10	435,345
		Brazil Notas do Tesouro Nacional Series F,
	1,700	10.00%, 1/1/17	632,496
		Cia Energetica de Sao Paulo, 144A,
	2,850	9.75%, 1/15/15	926,209

			1,994,050

Colombia 0.1%
		Republic of Colombia,
COP	345,000	9.85%, 6/28/27	157,586

Denmark 0.8%
		Denmark Government Bond,
DKK	5,000	4.00%, 11/15/17	876,885

Eurobonds 12.2%
		American International Group, Inc.,
EUR	300	4.875%, 3/15/67(d)	94,109
		Citigroup, Inc., M.T.N.,
	150	4.75%, 5/31/17(d)	145,481
		Deutsche Bundesrepublik,
	370	5.50%, 1/4/31	561,152
	865	4.00%, 1/4/37	1,114,418
		Fortis Bank,
	300	6.50%, 9/29/49(d)	211,265
		French Government Bond,
	600	5.75%, 10/25/32	929,412
		Hellenic Republic Government Bonds,
	1,000	4.00%, 8/20/13	1,222,596
	570	4.30%, 7/20/17	659,396
		Italian Government Bonds,
	2,000	4.25%, 4/15/13	2,639,199
	1,530	4.00%, 2/1/17	1,925,581
	1,130	4.50%, 2/1/18	1,450,751
	1,125	6.00%, 5/1/31	1,553,978
		Spanish Government Bond,
	560	5.75%, 7/30/32	793,024

			13,300,362

Hungary 2.6%
		Hungary Government Bonds,
HUF	267,690	6.00%, 10/12/11	1,035,903
	130,000	5.50%, 2/12/14	464,617
	264,700	8.00%, 2/12/15	1,043,156
	80,000	6.50%, 6/24/19	281,083

			2,824,759

Japan 16.4%
		Japanese Government Bonds,
JPY	200,000	1.10%, 9/20/12	2,267,038
	440,000	0.80%, 12/20/12	4,932,976
	265,000	0.80%, 3/20/13	2,969,156
	56,700	2.10%, 9/20/24	656,550
	140,000	2.30%, 3/20/26	1,653,177
	104,050	1.70%, 6/20/33	1,089,598
	94,000	2.50%, 9/20/37	1,162,532
		Japanese Government CPI Linked Bond,
	313,410	1.40%, 6/10/18	3,110,900

			17,841,927

Mexico 0.2%
		Mexican Government Bond,
MXN	3,210	9.50%, 12/18/14	243,968

Norway 0.2%
		Norwegian Government & Sovereign Bond,
NOK	1,470	5.00%, 5/15/15	233,566

Poland 1.1%
		Poland Government Bonds,
PLN	2,240	4.25%, 5/24/11	634,014
	1,780	6.25%, 10/24/15	533,998

			1,168,012

Sweden 0.4%
		Sweden Government Bond,
SEK	2,860	6.75%, 5/5/14	412,945

Turkey 2.6%
		Turkey Government Bonds,
TRY	2,000	14.00%, 1/19/11	1,191,541
	2,965	10.00%, 2/15/12	1,653,730

			2,845,271

United Kingdom 4.1%
		International Nederland Bank NV, M.T.N.,
GBP	410	7.00%, 10/5/10	609,108
		QBE Insurance Group Ltd.,
	140	10.00%, 3/14/14	207,046
		United Kingdom Treasury Bonds,
	470	4.50%, 3/7/13	734,656
	90	8.75%, 8/25/17	176,712
	95	6.00%, 12/7/28	164,086
	1,120	4.75%, 12/7/30	1,663,996
	425	4.25%, 6/7/32	588,314
	190	4.75%, 12/7/38	290,848

			4,434,766

United States 53.7%

Asset Backed Securities 1.4%
		Bank of America Credit Card Trust, Series 2006-A15, Class A15

USD	600	0.333%, 4/15/14(d)	535,039
		Bear Stearns Asset Backed Securities Trust,
		Series 2005-HE11, Class M1,
	240	0.819%, 11/25/35(d)	63,652
		HFC Home Equity Loan Asset Backed Certificates,
		Series 2007-2, Class A4,
	400	0.659%, 7/20/36(d)	138,729
		Home Equity Asset Trust,
		Series 2005-5, Class 2A2,
	488	0.639%, 11/25/35(d)	443,302
		Popular ABS Mortgage Pass-Through Trust,
		Series 2004-4, Class M1,
	322	5.181%, 9/25/34	212,692
		Saxon Asset Securities Trust,
		Series 2004-2, Class MF1,
	275	5.50%, 8/25/35	150,280

			1,543,694

Commercial Mortgage Backed Securities 6.9%
		Commercial Mortgage Load Trust,
		Series 2008-LS1, Class A2,
	430	6.0197%, 12/10/49(d)	331,346
		Credit Suisse Mortgage Capital Certificates,
		Series 2007-C5, Class A2,
	650	5.589%, 9/15/40	500,561
		CS First Boston Mortgage Securities Corp.,
		Series 2005-C5, Class A4,
	600	5.10%, 8/15/38	498,199
		CW Capital Cobalt Ltd.,
		Series 2007-C3, Class A3,
	400	5.8202%, 5/15/46(d)	250,625
		Greenwich Capital Commercial Funding Corp.,
		Series 2005-GG5, Class A5,
	600	5.224%, 4/10/37(d)	506,694
		Series 2007-GG9, Class A2,
	650	5.381%, 3/10/39	501,748
		JP Morgan Chase Commercial Mortgage Securities Corp.,
		Series 2005-LDP4, Class A3A1,
	545	4.871%, 10/15/42	488,063
		Series 2005-LDP5, Class A4,
	1,000	5.1793%, 12/15/44(d)	813,039
		Series 2007-LD12, Class A2,
	650	5.827%, 2/15/51	494,465
		LB-UBS Commercial Mortgage Trust,
		Series 2007-C6, Class A2,
	2,000	5.845%, 7/15/40	1,570,521
		Merrill Lynch Mortgage Trust,
		Series 2008-C1, Class A2,
	650	5.425%, 2/12/51	463,344
		Morgan Stanley Capital 1,
		Series 2005-IQ9, Class A4,
	740	4.66%, 7/15/56	641,861
		Wachovia Bank Commercial Mortgage Trust,
		Series 2007-C34, Class A2,
	650	5.569%, 5/15/46	487,217

			7,547,683

Corporate Bonds 31.8%
		Abbott Laboratories,
	150	6.15%, 11/30/37(b)	163,312

	AES Corp. (The),
250	8.00%, 10/15/17	235,000
	Affiliated Computer Services, Inc.,
350	4.70%, 6/1/10	330,750
	Allergan, Inc.,
150	5.75%, 4/1/16	142,812
	Alliance Imaging, Inc.,
220	7.25%, 12/15/12	203,500
	Allied World Insurance Holdings Ltd.,
250	7.50%, 8/1/16	182,796
	Altria Group, Inc.,
250	9.95%, 11/10/38	267,567
	American International Group, Inc.,
300	5.85%, 1/16/18, M.T.N.	213,818
250	8.25%, 8/15/18, 144A	204,831
	Amgen, Inc.,
220	6.40%, 2/1/39	228,087
	Anheuser-Busch InBev Worldwide, Inc., 144A,
225	8.20%, 1/15/39	226,737
	Apache Corp.,
200	6.90%, 9/15/18	221,625
	ArcelorMittal,
250	6.125%, 6/1/18	195,603
	Ashtead Holdings PLC, 144A,
400	8.625%, 8/1/15	244,000
	AT&T, Inc.,
250	5.80%, 2/15/19	250,108
	Axis Capital Holdings Ltd.,
400	5.75%, 12/1/14	299,816
	Bank of America Corp.,
400	4.75%, 8/15/13	361,806
	Bear Stearns Cos., Inc., (The),
200	7.25%, 2/1/18	212,890
	Blount, Inc.,
300	8.875%, 8/1/12	286,500
	Bottling Group LLC,
75	5.125%, 1/15/19	75,785
	British Telecommunications PLC (United Kingdom),
500	8.625%, 12/15/10	524,972
	Canadian Pacific Railway Co.,
100	6.50%, 5/15/18	88,528
	Capital One Financial Corp.,
115	6.15%, 9/1/16	82,332
	Capital Safety Group Ltd., Bank Loans(c)(d),
82	2.6594%, 7/20/15	63,025
218	3.1594%, 7/20/16	167,976
	Centennial Communications Corp.,
350	10.125%, 6/15/13	361,375
	CenterPoint Energy Resources Corp.,
200	6.625%, 11/1/37	134,828
	Chubb Corp.,(b)
125	5.75%, 5/15/18	122,911
100	6.50%, 5/15/38	95,831
	Citigroup, Inc.,
600	6.50%, 8/19/13(b)	573,305
	Citizens Communications Co.,
300	9.00%, 8/15/31	223,500
	CMS Energy Corp.,
400	8.50%, 4/15/11	402,811
	ConocoPhillips,
55	6.50%, 2/1/39	54,784

	Continental Airlines, Inc.,
720	7.487%, 10/2/10(c)	662,399
	Coventry Health Care, Inc.,
360	6.125%, 1/15/15	244,716
	Covidien International Finance SA,
100	6.55%, 10/15/37	100,271
	CRH America, Inc.,
500	5.625%, 9/30/11	427,410
110	8.125%, 7/15/18	83,534
	CVS Caremark Corp.,
215	5.75%, 6/1/17	215,121
	CVS Corp.,
300	4.00%, 9/15/09	300,017
	Davita, Inc., Bank Loan,
300	2.325%, 10/5/12(c)(d)	274,393
	Delta Air Lines, Inc.,
280	6.821%, 8/10/22	194,934
	Diageo Capital PLC,
200	7.375%, 1/15/14	219,334
	Domtar Corp., Bank Loan,
397	1.7956%, 3/5/14(c)(d)	331,701
	Duke Energy Corp.,
350	6.30%, 2/1/14	358,980
	Duke Energy Field Services LLC,
440	7.875%, 8/16/10	449,295
	Duke Realty LP,
600	5.625%, 8/15/11	484,836
	Embarq Corp.,
850	7.082%, 6/1/16	756,499
	Emerson Electric Co.,
100	4.875%, 10/15/19	97,445
	EnCana Corp.,
260	5.90%, 12/1/17	224,331
	Energy Transfer Partners LP,
125	7.50%, 7/1/38	105,716
	Enterprise Group Holdings LP, Bank Loan,
297	3.245%, 11/8/14(c)(d)	265,815
	EOG Resources, Inc.,
250	6.875%, 10/1/18	266,891
	Erac USA Finance Co., 144A,
75	6.20%, 11/1/16(c)	48,505
	Federated Retail Holdings, Inc.,
210	5.35%, 3/15/12	167,783
	FedEx Corp.,
450	3.50%, 4/1/09	449,676
	Felcore Lodging LP,
250	4.4425%, 12/1/11(d)	160,000
	Fideicomiso Petacalco, 144A,
139	10.16%, 12/23/09(c)	141,780
	First Data Corp.,
325	9.875%, 9/24/15	182,000
	First Data Corp., Bank Loan,
296	3.141%, 9/24/14(c)(d)	186,860
	Flextronics International Ltd., Bank Loans(c)(d),
66	3.344%, 10/1/14	42,542
230	3.681%, 10/1/14	148,046
	Gazprom International SA,
523	7.201%, 2/1/20	429,070
	General Mills, Inc.,
95	5.65%, 2/15/19	96,897
	Georgia Pacific, Bank Loan,
177	4.102%, 12/20/12(c)(d)	152,491

	Goldman Sachs Group, Inc. (The),
250	6.65%, 5/15/09(b)	250,870
160	7.50%, 2/15/19	158,800
300	6.75%, 10/1/37	228,043
	Graphic Packaging International, Inc.,
360	8.50%, 8/15/11	316,800
	Hawker Beechcraft, Inc., Bank Loans(c)(d),
15	3.459%, 3/26/14	8,105
255	4.097%, 3/26/14	138,024
	HCA, Inc., Bank Loan,
295	3.7087%, 11/18/13(c)(d)	243,601
	HCA, Inc., PIK,
200	9.625%, 11/15/16	168,000
	Hess Corp.,
295	7.00%, 2/15/14	299,189
	Huish Detergents, Inc., Bank Loan,
296	2.48%, 4/26/14(c)(d)	248,220
	Huntsman LLC,
300	11.625%, 10/15/10	288,000
	International Lease Finance Corp., M.T.N.,
275	6.625%, 11/15/13	203,804
	Inverness Medical Innovations, Bank Loan,
345	2.843%, 6/26/14(c)(d)	293,038
	Jabil Circuit, Inc., Sr. Notes,
150	5.875%, 7/15/10	138,750
	JP Morgan Chase & Co.,
150	6.00%, 1/15/18	150,612
	Kinder Morgan Energy Partners LP,
100	5.85%, 9/15/12	99,137
	Koninklijke KPN NV (Netherlands),
300	8.00%, 10/1/10	310,477
	Koppers, Inc.,
300	9.875%, 10/15/13	283,500
	Kraft Foods, Inc.,
125	6.875%, 2/1/38	124,921
250	6.875%, 1/26/39	253,991
	Las Vegas Sands LLC, Bank Loan(c)(d),
315	2.16%, 5/23/14	153,001
80	2.16%, 5/23/14	38,639
	Lehman Brothers Holdings, Inc., M.T.N.,
100	6.875%, 5/2/18(e)	14,000
	Liberty Mutual Group, 144A,
70	7.50%, 8/15/36	46,124
	Lincoln National Corp.,
80	6.15%, 4/7/36	53,321
	Merrill Lynch & Co., Inc.,
65	6.05%, 8/15/12	63,198
600	5.45%, 2/5/13(b)	569,562
	Metavante Corp., Bank Loan,
298	4.942%, 11/1/14(c)(d)	247,877
	MGM Mirage, Inc.,
200	6.625%, 7/15/15	123,000
250	6.875%, 4/1/16	140,000
	MUFG Capital Finance 1 Ltd.,
120	6.346%, 7/25/49(d)	84,713
	Mylan, Inc., Bank Loan,
196	4.536%, 10/2/14(c)(d)	178,780
	Nalco Co.,
250	7.75%, 11/15/11	241,250
	National Beef Packing Co. LLC/ NB Finance Corp.,
250	10.50%, 8/1/11	192,500
	National Rural Utilities Cooperative Finance Corp.,
250	10.375%, 11/1/18	302,017

	Neiman-Marcus Group, Inc., PIK,
150	9.00%, 10/15/15	66,750
	New Cingular Wireless Services, Inc., Notes,
140	8.125%, 5/1/12(b)	152,568
	Newfield Exploration Co.,
110	6.625%, 4/15/16	97,350
	Norampac, Inc.,
40	6.75%, 6/1/13	17,600
	Northern Rock PLC, 144A,
400	6.594%, 6/29/49(d)	92,000
	Northwest Pipeline GP,
75	6.05%, 6/15/18	67,331
	NRG Energy, Inc., Bank Loans(c)(d),
297	2.66%, 2/1/13	273,853
146	2.859%, 2/1/13	134,940
	Orion Power Holdings, Inc.,
315	12.00%, 5/1/10	321,300
	Pacific Gas & Electric Co.,
100	8.25%, 10/15/18	123,471
	Peco Energy Co.,
100	5.35%, 3/1/18	98,277
	PepsiCo., Inc.,
250	7.90%, 11/1/18	310,040
	Philip Morris International, Inc.,
300	4.875%, 5/16/13(b)	308,318
	Pioneer Natural Resources Co.,
200	6.875%, 5/1/18	156,790
	PTS Acquisitions Corp., Bank Loan,
394	3.7087%, 4/10/14(c)(d)	247,235
	Public Service Co. of New Mexico,
50	7.95%, 5/15/18	44,478
	Qwest Capital Funding, Inc.,
300	7.00%, 8/3/09	298,875
	Qwest Corp.,
250	7.875%, 9/1/11	247,500
200	8.875%, 3/15/12	199,000
	Rainbow National Services LLC, 144A,
190	10.375%, 9/1/14	192,375
	Realogy Corp., PIK,
233	11.00%, 4/15/14	30,280
	Resona Bank Ltd., 144A,
500	5.85%, 9/29/49(d)	267,486
	Reynolds American, Inc.,
300	6.75%, 6/15/17	262,309
	Rogers Communications, Inc.,
200	6.80%, 8/15/18	208,036
	Royalty Pharma Finance Trust, Bank Loan,
668	3.7087%, 4/16/13(c)(d)	612,425
	RSHB Capital SA for OJSC Russian Agricultural Bank, 144A,
380	7.125%, 1/14/14	288,800
	Schering-Plough Corp.,
175	6.55%, 9/15/37	182,468
	Senior Housing Properties Trust,
250	7.875%, 4/15/15	200,000
	Sensata Technologies, Bank Loan,
443	2.9344%, 4/27/13(c)(d)	225,192
	Service Corp. International
250	7.00%, 6/15/17	227,500
	Shaw Communications, Inc.,
300	8.25%, 4/11/10	301,500
	Simon Property Group LP,
350	5.30%, 5/30/13	289,155

	SLM Corp., M.T.N.,
510	8.45%, 6/15/18	433,877
	Starwood Hotels & Resorts Worldwide, Inc.,
250	6.25%, 2/15/13	202,500
	Sumitomo Mitsui Banking Corp., 144A,
800	5.625%, 7/29/49(d)	594,188
	Sun Healthcare Group, Bank Loans(c)(d),
48	3.459%, 4/12/14	39,345
209	3.566%, 4/12/14	170,310
29	3.744%, 4/12/14	23,327
	Sungard Data System, Inc., Bank Loan,
177	3.707%, 2/28/14(c)(d)	137,270
	SunTrust Banks, Inc.,
300	5.25%, 11/5/12(b)	304,439
	Target Corp.,
250	7.00%, 1/15/38(b)	238,692
	Tesco PLC, 144A,
275	6.15%, 11/15/37	246,865
	Textron, Inc.,
100	5.60%, 12/1/17	73,012
	Thomson Corp., (The),
300	5.70%, 10/1/14	276,576
	Time Warner Cable, Inc.,
300	8.75%, 2/14/19	334,069
	TNK-BP Finance SA, 144A,
300	7.50%, 7/18/16	189,000
	TransCanada Pipelines Ltd.,
300	7.25%, 8/15/38	298,974
	Transocean, Inc.,
150	6.80%, 3/15/38	136,350
	Tyson Foods, Inc.,
90	7.85%, 4/1/16	73,962
	United Airlines, Inc.,
140	6.636%, 7/2/22	97,060
	United States Steel Corp.,
200	5.65%, 6/1/13	162,068
	UnitedHealth Group, Inc.,
220	6.875%, 2/15/38	200,699
	Verizon Communications, Inc.,
85	6.40%, 2/15/38	84,135
175	8.95%, 3/1/39	215,553
	Viacom, Inc.,
115	6.875%, 4/30/36	84,633
50	6.75%, 10/5/37	36,612
	Wachovia Bank NA,
250	6.60%, 1/15/38	244,339
	Walgreen Co.,
225	5.25%, 1/15/19	225,164
	Walt Disney Co. (The),
100	4.50%, 12/15/13	103,034
	Williams Cos., Inc.,
300	7.875%, 9/1/21	285,000
	Wyeth,
150	5.95%, 4/1/37	160,045
	XTO Energy, Inc.,
100	6.375%, 6/15/38	90,190

		34,673,163

Emerging Market Bonds 0.3%
	Empresa Nacional de Electricidad SA (Chile),
260	8.35%, 8/1/13	274,327

Mortgage Backed Securities 5.4%
	Federal Home Loan Mortgage Corp.,
514	5.50%, 5/1/37	526,411
	Federal National Mortgage Association,
5,097	6.50%, 3/1/37	5,315,647

		5,842,058

Municipal Bonds 0.2%
	Salt River Proj. Ariz. Agric. Impt. & Pwr. Elec. Sys. Rev., Ser. A,
250	5.00%, 1/1/39	243,183

Sovereign Bonds 4.2%
	Republic of Colombia,
1,000	10.00%, 1/23/12	1,122,999
	Republic of Mexico,
600	5.625%, 1/15/17	583,200
	Republic of Panama,
300	7.25%, 3/15/15	311,250
1,000	7.125%, 1/29/26	967,499
	Republic of Russia,
490	7.50%, 3/31/30	453,196
	Republic of South Africa,
1,000	7.375%, 4/25/12	1,024,999
	Republic of Venezuela,
300	9.25%, 9/15/27	152,250

		4,615,393

Structured Notes 0.6%
	Dow Jones CDX HY,
	Series 5-T3, 144A,
226	8.25%, 12/29/10	217,143
	Series 10-T, 144A,
500	8.875%, 6/29/13	412,500

		629,643

United States Government Agency Securities 1.8%
	Federal Home Loan Mortgage Corp.,
1,980	2.50%, 1/7/14	1,976,582

United States Government Obligations 1.1%
	United States Treasury Bonds,
65	4.375%, 2/15/38	73,673
205	4.50%, 5/15/38(b)	238,056
	United States Treasury Inflation Indexed Bonds,
1	2.00%, 1/15/14	1,023
	United States Treasury Notes,
260	1.50%, 12/31/13	256,202
620	1.75%, 1/31/14	616,415
35	3.75%, 11/15/18	37,691

		1,223,060

	Total United States investments	58,568,786

	Total long-term investments (cost $113,608,631)	105,526,873

SHORT-TERM INVESTMENTS 3.0%

Shares
Affiliated Money Market Mutual Fund 1.6%
	1,780,991	Dryden Core Investment Fund - Taxable Money Market Series(a) (cost $1,780,991)	1,780,991

Notional Amount (000)
OUTSTANDING OPTIONS PURCHASED 1.4%
Call Options 0.7%
EUR	2,579	Euro/Japanese Yen, expiring 7/21/09 @ 162.50	33
ISK	16,483	Iceland Krona/Japanese Yen, expiring 7/3/09 @ 1.23	706
NZD	1,747	New Zealand Dollar/Japanese Yen, expiring 7/15/09 @ 75.50	842
USD	4,044	United States Dollar/Swiss Franc, expiring 5/1/09 @ 1.04	436,461
	2,500	United States Dollar/Japanese Yen, expiring 5/8/09 @ 102	5,425
	1,957	United States Dollar/Mexican Nuevo Peso, expiring 6/16/09 @ 10.775	19
	2,626	United States Dollar/Swiss Franc, expiring 8/7/09 @ 1.056	265,044
	2,598	United States Dollar/Japanese Yen, expiring 8/17/09 @ 107.8	14,985

		Total call options	723,515

Put Options 0.7%
AUD	1,484	Australian Dollar/Japanese Yen expiring 8/12/09 @ 90.55	561,462
EUR	487	Euro/Iceland Krona, expiring 3/17/09 @ 124.50	1,744
	837	Euro/Norwegian Krone, expiring 6/16/09 @ 8.1255	8,436
	829	Euro/Romanian New Lei, expiring 7/7/09 @ 3.812	11
	854	Euro/Hungarian Forint, expiring 8/6/09 @ 243	3,198
	853	Euro/Polish New Zloty, expiring 8/6/09 @ 3.275	11
	898	Euro/Australian Dollar, expiring 9/10/09 @ 1.7805	15,773
CHF	1,398	Swiss Franc/Romanian New Lei expiring 8/5/09 @ 2.32	3,736
USD	1,315	United States Dollar/Indonesian Rupiah, expiring 8/16/09 @ 9,645	13
	1,393	United States Dollar/Mexican Nuevo Peso, expiring 3/27/09 @ 11.18	476
	3,370	United States Dollar/Singapore Dollar, expiring 5/1/09 @ 1.339	2,768
	1,000	United States Dollar/Argentine Peso, expiring 6/25/09 @ 3.406	40,792
	1,000	United States Dollar/Indian Rupee, expiring 6/25/09 @ 44.65	6,277
	1,000	United States Dollar/Russian Rouble, expiring 6/25/09 @ 24.08	192
	1,970	United States Dollar/Brazilian Real, expiring 6/29/09 @ 1.7505	3,529
	1,000	United States Dollar/Colombian Peso, expiring 7/1/09 @ 2,047	10
	1,000	United States Dollar/Chilean Peso, expiring 8/6/09 @ 525.85	18,564
	1,306	United States Dollar/Indian Rupee, expiring 8/6/09 @ 43.4315	2,638
	1,327	United States Dollar/Mexican Nuevo Peso, expiring 8/6/09 @ 10.463	13
	6,000	United States Dollar/New Turkish Lira, expiring 8/6/09 @ 1.334	17,523
	1,301	United States Dollar/Malaysian Ringgit, expiring 8/12/09 @ 3.316	585
	1,286	United States Dollar/Brazilian Real, expiring 8/27/09 @ 1.77	1,865
	1,067	United States Dollar/New Turkish Lira, expiring 10/29/09 @ 1.754	67,780

		Total put options	757,396

		Total options purchased (cost $2,469,594)	1,480,911

		Total short-term investments (cost $4,250,585)	3,261,902

		Total Investments, Before Options Written 99.8% (cost $117,859,216)(f)	108,788,775

OUTSTANDING OPTIONS WRITTEN (0.5%)

Put Options
AUD	1,484	Australian Dollar/Japanese Yen, expiring 8/12/09 @ 90.55	(542,082)
USD	1,393	United States Dollar/Mexican Nuevo Peso, expiring 3/27/09 @ 11.18	(476)
	1,000	United States Dollar/Indian Rupee, expiring 6/25/09 @ 44.65	(6,277)
	1,306	United States Dollar/Indian Rupee, expiring 8/6/09 @ 43.4315	(2,638)
	1,315	United States Dollar/Indonesian Rupiah, expiring 8/6/09 @ 9,645	(13)
	500	United States Dollar/Colombian Peso, expiring 7/1/09 @ 2,047	(5)

		Total options written (premiums received $326,148)	(551,491)

		Total Investments, Net of Outstanding Options Written 99.3% (cost $117,533,068)	108,237,284
		Other assets in excess of liabilities(g) 0.7%	820,999

		Net Assets 100.0%	$109,058,283

Portfolio securities are classified according to the security’s currency denomination. The following abbreviations are used in the portfolio descriptions:

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNY—Chinese Yuan Renminbi

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

INR—Indian Rupee

ISK—Icelandic Krona

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Nuevo Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish New Zloty

RON—Romanian New Lei

RUB—Russian Rouble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thailand Baht

TRY—New Turkish Lira

TWD—New Taiwan Dollar

USD—United States Dollar

VND—Vietnamese Dong

ZAR—South African Rand

CPI—Consumer Price Index

M.T.N.—Medium Term Note

PIK—Payment-In-Kind

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(b)	All or partial principal amount segregated as initial margin on financial futures contracts.
(c)	Indicates a security that has been deemed illiquid.

(d)	Variable rate instrument.
(e)	Represents issuer in default on interest payments; non-income producing security.
(f)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of January 31, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$118,633,704	$5,364,787	$(15,209,716)	$(9,844,929)

The difference between book basis and tax basis was attributable to deferred losses on wash sales and the difference in the treatment of accreting market discount and amortization of premiums for book and tax purposes.

(g)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, currency swaps, credit default swaps and interest rate swap agreements of:

Open futures contracts outstanding as of January 31, 2009:

Number of Contracts	Types	Expiration Date	Value at January 31, 2009	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
11	JPN 10 Yr. Bond	Mar. 09	$17,009,072	$17,050,633	$(41,561)
12	Long Gilt	Mar. 09	2,041,969	2,017,624	24,345
13	Euro-Buxl 30 Yr.	Mar. 09	1,637,879	1,745,344	(107,465)
17	CAN 10 Yr. Bond	Mar. 09	1,719,339	1,655,339	64,000
42	Euro-Bund	Mar. 09	6,580,633	6,683,960	(103,327)
54	Euro-BOBL	Mar. 09	7,992,382	7,986,403	5,979
61	Euro-Schatz	Mar. 09	8,419,611	8,374,502	45,109
	Short Positions:
24	CBT Long Bond	Mar. 09	3,040,875	3,221,489	180,614
27	10-Yr. U.S. T-Notes	Mar. 09	3,312,141	3,409,998	97,857
36	5-Yr. U.S. T-Notes	Mar. 09	4,254,188	4,321,852	67,664
44	2-Yr. U.S. T-Notes	Mar. 09	9,575,500	9,491,693	(83,807)

					$149,408

Forward foreign currency exchange contracts outstanding as of January 31, 2009:

Purchase Contracts	Notional Amount		Value at Settlement Date Payable	Value at January 31, 2009	Unrealized Appreciation	Unrealized (Depreciation)
Argentine Peso,
Expiring 09/23/09	ARS	1,624,609	$437,900	$406,620	$—	$(31,280)
Australian Dollar,
Expiring 02/19/09	AUD	333,400	221,607	211,553	—	(10,054)
Expiring 02/19/09	AUD	339,989	226,848	215,734	—	(11,114)
Expiring 02/19/09	AUD	416,474	274,300	264,266	—	(10,034)
Brazilian Real,
Expiring 02/18/09	BRL	652,430	273,900	279,706	5,806	—
Expiring 02/18/09	BRL	670,697	288,100	287,537	—	(563)
Expiring 02/18/09	BRL	458,458	207,400	196,547	—	(10,853)
Expiring 02/18/09	BRL	632,828	271,600	271,303	—	(297)
Expiring 02/18/09	BRL	637,977	276,300	273,510	—	(2,790)
Expiring 02/26/09	BRL	615,730	259,200	263,337	4,137	—
Expiring 04/01/09	BRL	92,531	46,412	39,122	—	(7,290)
Expiring 04/01/09	BRL	678,728	296,000	286,964	—	(9,036)
Expiring 04/01/09	BRL	646,691	286,400	273,419	—	(12,981)
Expiring 04/01/09	BRL	1,574,413	743,700	665,657	—	(78,043)
Expiring 04/01/09	BRL	354,999	162,100	150,093	—	(12,007)
Expiring 04/01/09	BRL	579,673	267,500	245,084	—	(22,416)
Expiring 04/01/09	BRL	620,568	265,200	262,374	—	(2,826)
Expiring 04/01/09	BRL	2,053,352	765,605	868,152	102,547	—
Expiring 04/01/09	BRL	1,099,280	449,420	464,773	15,353	—
Expiring 07/01/09	BRL	511,559	268,535	211,815	—	(56,720)
British Pound,
Expiring 02/23/09	GBP	1,382,373	1,898,370	2,002,655	104,285	—
Expiring 02/23/09	GBP	6,182	8,490	8,956	466	—
Expiring 02/23/09	GBP	107,902	148,357	156,319	7,962	—
Expiring 02/23/09	GBP	224,486	315,100	325,215	10,115	—
Expiring 02/23/09	GBP	232,253	328,849	336,467	7,618	—
Expiring 02/23/09	GBP	159,242	225,473	230,695	5,222	—
Expiring 02/23/09	GBP	154,102	218,837	223,249	4,412	—
Expiring 02/20/09	GBP	155,300	222,223	224,994	2,771	—
Expiring 02/23/09	GBP	428,927	618,200	621,391	3,191	—
Canadian Dollar,
Expiring 02/18/09	CAD	1,990,408	1,585,236	1,622,881	37,645	—
Expiring 02/18/09	CAD	276,008	224,151	225,044	893	—
Expiring 02/18/09	CAD	536,422	434,954	437,372	2,418	—
Chilean Peso,
Expiring 02/06/09	CLP	83,433,036	128,400	135,125	6,725	—
Expiring 02/06/09	CLP	83,708,640	129,600	135,571	5,971	—
Expiring 02/06/09	CLP	108,405,790	172,100	175,570	3,470	—
Expiring 04/13/09	CLP	174,602,910	281,300	280,760	—	(540)
Expiring 04/13/09	CLP	275,547,466	447,426	443,079	—	(4,347)
Chinese Yuan Renminbi,
Expiring 05/21/09	CNY	1,760,270	268,600	253,929	—	(14,671)
Expiring 05/21/09	CNY	3,752,153	576,766	541,269	—	(35,497)
Expiring 07/20/09	CNY	3,938,060	611,500	565,095	—	(46,405)
Expiring 08/24/09	CNY	8,580,312	1,289,400	1,230,152	—	(59,248)
Expiring 08/24/09	CNY	2,136,163	321,300	306,260	—	(15,040)
Colombian Peso,
Expiring 09/23/09	COP	415,567,800	187,700	165,196	—	(22,504)
Expiring 02/06/09	COP	466,400,160	192,600	191,274	—	(1,326)
Expiring 11/13/09	COP	262,141,800	107,700	104,206	—	(3,494)

Czech Koruna,
Expiring 02/20/09	CZK	5,695,169	269,098	261,400	—	(7,698)
Expiring 02/20/09	CZK	5,689,755	272,317	261,152	—	(11,165)
Euro,
Expiring 02/20/09	EUR	59,700	77,479	76,418	—	(1,061)
Expiring 02/20/09	EUR	85,200	110,573	109,059	—	(1,514)
Expiring 02/20/09	EUR	166,100	218,974	212,613	—	(6,361)
Expiring 02/20/09	EUR	159,300	209,223	203,909	—	(5,314)
Expiring 02/20/09	EUR	207,900	273,054	266,119	—	(6,935)
Expiring 02/23/09	EUR	84,700	110,200	108,414	—	(1,786)
Expiring 02/23/09	EUR	14,842,955	19,101,399	18,998,667	—	(102,732)
Expiring 02/23/09	EUR	377,172	492,700	482,772	—	(9,928)
Expiring 02/23/09	EUR	375,544	492,300	480,688	—	(11,612)
Expiring 02/23/09	EUR	241,500	316,934	309,115	—	(7,819)
Expiring 02/23/09	EUR	615,200	807,956	787,443	—	(20,513)
Expiring 02/23/09	EUR	625,300	821,220	800,371	—	(20,849)
Expiring 02/23/09	EUR	296,500	384,183	379,514	—	(4,669)
Expiring 05/05/09	EUR	41,652	60,429	53,274	—	(7,155)
Expiring 05/07/09	EUR	180,900	265,389	231,377	—	(34,012)
Expiring 09/14/09	EUR	359,280	503,704	459,514	—	(44,190)
Icelandic Krona,
Expiring 05/29/09	ISK	15,913,575	198,300	134,649	—	(63,651)
Expiring 05/29/09	ISK	3,313,035	39,800	28,033	—	(11,767)
Expiring 05/29/09	ISK	10,865,725	128,765	91,938	—	(36,827)
Indian Rupee,
Expiring 05/05/09	INR	18,921,756	373,800	383,976	10,176	—
Expiring 05/05/09	INR	10,610,120	214,000	215,309	1,309	—
Expiring 06/29/09	INR	21,792,810	484,500	441,186	—	(43,314)
Expiring 08/10/09	INR	19,756,770	437,000	399,429	—	(37,571)
Japanese Yen,
Expiring 02/19/09	JPY	7,648,741	85,555	85,169	—	(386)
Expiring 02/20/09	JPY	19,453,980	219,393	216,625	—	(2,768)
Expiring 02/23/09	JPY	34,302,572	383,723	381,986	—	(1,737)
Expiring 02/23/09	JPY	1,502,464,889	16,933,723	16,731,127	—	(202,596)
Expiring 02/23/09	JPY	29,126,107	328,700	324,342	—	(4,358)
Expiring 02/23/09	JPY	206,509,193	2,320,930	2,299,642	—	(21,288)
Malaysian Ringgit,
Expiring 02/03/09	MYR	1,147,623	324,600	318,078	—	(6,522)
Expiring 02/03/09	MYR	2,405,074	658,113	666,596	8,483	—
Expiring 02/03/09	MYR	1,583,550	435,400	438,900	3,500	—
Expiring 02/03/09	MYR	1,072,956	309,700	297,383	—	(12,317)
Expiring 04/29/09	MYR	6,209,202	1,709,582	1,718,496	8,914	—
Mexican Nuevo Peso,
Expiring 02/18/09	MXN	4,442,422	313,697	308,042	—	(5,655)
Expiring 02/18/09	MXN	4,084,305	295,600	283,210	—	(12,390)
Norwegian Krone,
Expiring 02/20/09	NOK	5,860,583	820,713	845,372	24,659	—
Expiring 02/20/09	NOK	1,481,033	219,533	213,635	—	(5,898)
New Taiwan Dollar,
Expiring 02/17/09	TWD	117,152,989	3,521,280	3,477,312	—	(43,968)
New Zealand Dollar,
Expiring 02/19/09	NZD	604,943	331,400	306,680	—	(24,720)
Expiring 02/19/09	NZD	519,752	276,300	263,491	—	(12,809)
New Turkish Lira,
Expiring 02/26/09	TRY	448,683	271,600	270,780	—	(820)
Peruvian Nuevo Sol,
Expiring 02/23/09	PEN	1,312,200	451,300	410,506	—	(40,794)
Expiring 07/02/09	PEN	781,836	263,200	240,652	—	(22,548)

Philippine Peso,
Expiring 02/04/09	PHP	18,574,122	373,800	391,977	18,177	—
Expiring 02/04/09	PHP	18,575,200	374,500	392,000	17,500	—
Expiring 02/04/09	PHP	10,151,125	212,500	214,223	1,723	—
Expiring 04/29/09	PHP	28,725,786	605,008	601,335	—	(3,673)
Expiring 07/08/09	PHP	9,599,085	208,449	199,908	—	(8,541)
Expiring 10/14/09	PHP	11,118,223	229,100	231,187	2,087	—
Polish Zloty,
Expiring 02/20/09	PLN	680,990	203,993	195,178	—	(8,815)
Expiring 02/20/09	PLN	908,176	271,600	260,292	—	(11,308)
Romanian New Lei,
Expiring 02/20/09	RON	455,339	141,300	134,731	—	(6,569)
Russian Rouble,
Expiring 05/05/09	RUB	8,218,252	336,400	211,035	—	(125,365)
Expiring 05/07/09	RUB	8,043,192	335,420	206,279	—	(129,141)
Expiring 08/07/09	RUB	3,854,685	160,545	93,600	—	(66,945)
Expiring 08/07/09	RUB	3,101,984	130,714	75,323	—	(55,391)
Expiring 11/10/09	RUB	2,603,700	66,000	63,224	—	(2,776)
Singapore Dollar,
Expiring 02/19/09	SGD	494,668	334,100	327,599	—	(6,501)
South African Rand,
Expiring 02/27/09	ZAR	9,171,332	901,049	892,115	—	(8,934)
Expiring 02/27/09	ZAR	3,868,694	384,100	376,316	—	(7,784)
Expiring 02/27/09	ZAR	2,749,116	276,300	267,412	—	(8,888)
South Korean Won,
Expiring 09/29/09	KRW	428,463,360	374,400	312,610	—	(61,790)
Expiring 10/14/09	KRW	285,984,025	213,700	208,656	—	(5,044)
Expiring 11/25/09	KRW	304,180,200	208,200	221,932	13,732	—
Expiring 11/25/09	KRW	146,087,655	114,700	106,587	—	(8,113)
Expiring 11/25/09	KRW	221,582,325	165,700	161,668	—	(4,032)
Expiring 11/25/09	KRW	222,172,000	165,800	162,098	—	(3,702)
Swedish Krona,
Expiring 02/20/09	SEK	2,943,452	350,230	351,710	1,480	—
Swiss Franc,
Expiring 02/20/09	CHF	5,373,810	4,695,793	4,634,246	—	(61,547)
Expiring 02/20/09	CHF	557,500	490,574	480,775	—	(9,799)
Expiring 02/20/09	CHF	429,661	370,535	370,530	—	(5)
Thailand Baht,
Expiring 04/30/09	THB	4,764,840	134,600	135,143	543	—
Expiring 04/30/09	THB	4,877,730	138,218	138,345	127	—
Expiring 06/18/09	THB	8,844,240	259,590	250,112	—	(9,478)
Vietnamese Dong,
Expiring 03/10/09	VND	5,118,133,000	334,300	292,741	—	(41,559)

			$87,929,216	$86,315,540	$443,417	$(2,057,093)

Sales Contracts	Notional Amount		Value at Settlement Date Receivable	Value at January 31, 2009	Unrealized Appreciation	Unrealized (Depreciation)
Argentine Peso,
Expiring 06/25/09	ARS	1,051,200	$256,234	$270,093	$—	$(13,859)
Expiring 09/23/09	ARS	1,624,609	361,225	406,620	—	(45,395)
Australian Dollar,
Expiring 02/19/09	AUD	427,541	276,200	271,289	4,911	—
Expiring 02/19/09	AUD	337,622	219,100	214,233	4,867	—
Expiring 02/19/09	AUD	430,646	274,300	273,259	1,041	—
Expiring 09/14/09	AUD	639,734	503,704	403,007	100,697	—
Brazilian Real,
Expiring 02/26/09	BRL	615,730	238,009	263,337	—	(25,328)
Expiring 04/01/09	BRL	935,280	389,700	395,434	—	(5,734)
Expiring 04/01/09	BRL	958,662	389,700	405,320	—	(15,620)
Expiring 04/01/09	BRL	628,759	267,500	265,837	1,663	—
Expiring 04/01/09	BRL	1,289,538	535,300	545,213	—	(9,913)
Expiring 04/01/09	BRL	519,588	216,000	219,680	—	(3,680)
Expiring 04/01/09	BRL	1,059,795	428,200	448,078	—	(19,878)
Expiring 04/01/09	BRL	669,497	265,200	283,062	—	(17,862)
Expiring 04/01/09	BRL	652,147	259,200	275,726	—	(16,526)
Expiring 04/01/09	BRL	986,970	371,600	417,288	—	(45,688)
Expiring 07/01/09	BRL	1,753,300	1,000,000	725,967	274,033	—
Expiring 07/01/09	BRL	606,013	238,400	250,925	—	(12,525)
Expiring 07/01/09	BRL	589,325	238,400	244,014	—	(5,614)
Expiring 07/01/09	BRL	2,407,916	1,051,951	997,016	54,935	—
British Pound,
Expiring 02/23/09	GBP	79,614	110,200	115,337	—	(5,137)
Expiring 02/23/09	GBP	109,704	152,354	158,929	—	(6,575)
Expiring 02/23/09	GBP	200,814	273,900	290,921	—	(17,021)
Canadian Dollar,
Expiring 02/18/09	CAD	171,745	136,300	140,032	—	(3,732)
Expiring 02/18/09	CAD	342,039	273,344	278,882	—	(5,538)
Expiring 02/18/09	CAD	236,893	187,100	193,151	—	(6,051)
Chilean Peso,
Expiring 02/06/09	CLP	275,547,466	450,609	446,266	4,343	—
Chinese Yuan Renminbi,
Expiring 05/21/09	CNY	3,263,297	490,500	470,748	19,752	—
Expiring 05/21/09	CNY	2,249,127	323,429	324,449	—	(1,020)
Expiring 07/20/09	CNY	3,186,646	484,300	457,270	27,030	—
Expiring 07/20/09	CNY	751,414	103,465	107,825	—	(4,360)
Expiring 08/24/09	CNY	1,865,684	269,900	267,481	2,419	—
Expiring 08/24/09	CNY	2,925,864	418,100	419,479	—	(1,379)
Expiring 08/24/09	CNY	5,924,928	814,423	849,452	—	(35,029)

Colombian Peso,
Expiring 02/06/09	COP	466,400,160	199,487	191,274	8,213	—
Expiring 09/23/09	COP	527,400,000	225,000	209,652	15,348	—
Expiring 09/23/09	COP	578,508,000	232,800	229,968	2,832	—
Czech Koruna,
Expiring 02/20/09	CZK	5,695,169	265,230	261,400	3,830	—
Danish Krone,
Expiring 02/20/09	DKK	1,426,929	247,229	244,844	2,385	—
Euro,
Expiring 02/18/09	EUR	171,100	224,151	219,020	5,131	—
Expiring 02/20/09	EUR	157,600	203,993	201,733	2,260	—
Expiring 02/20/09	EUR	206,916	269,098	264,860	4,238	—
Expiring 02/20/09	EUR	207,900	272,317	266,119	6,198	—
Expiring 02/20/09	EUR	289,500	370,535	370,570	—	(35)
Expiring 02/23/09	EUR	298,400	383,723	381,946	1,777	—
Expiring 02/23/09	EUR	250,100	328,849	320,123	8,726	—
Expiring 02/23/09	EUR	171,000	225,473	218,876	6,597	—
Expiring 02/23/09	EUR	166,600	218,837	213,244	5,593	—
Expiring 02/23/09	EUR	655,008	839,000	838,397	603	—
Expiring 05/07/09	EUR	216,500	335,420	276,910	58,510	—
Expiring 05/29/09	EUR	25,300	39,800	32,359	7,441	—
Expiring 05/29/09	EUR	87,100	128,765	111,403	17,362	—
Expiring 08/07/09	EUR	84,800	130,714	108,458	22,256	—
Hungarian Forint,
Expiring 02/20/09	HUF	690,505,835	3,117,696	2,959,977	157,719	—
Expiring 02/20/09	HUF	17,375,685	77,479	74,484	2,995	—
Expiring 02/20/09	HUF	24,793,200	110,573	106,281	4,292	—
Indian Rupee,
Expiring 08/10/09	INR	38,758,899	751,142	783,602	—	(32,460)
Expiring 08/10/09	INR	13,996,321	277,100	282,968	—	(5,868)
Japanese Yen,
Expiring 02/20/09	JPY	43,515,105	490,573	484,551	6,022	—
Expiring 02/23/09	JPY	72,971,148	807,956	812,591	—	(4,635)
Expiring 02/23/09	JPY	74,416,640	821,220	828,688	—	(7,468)
Expiring 02/23/09	JPY	34,769,611	388,000	387,187	813	—
Expiring 02/23/09	JPY	34,636,833	384,183	385,708	—	(1,525)
Malaysian Ringgit,
Expiring 02/03/09	MYR	6,209,202	1,720,001	1,720,957	—	(956)
Expiring 08/14/09	MYR	2,159,494	650,450	598,364	52,086	—
Expiring 08/14/09	MYR	386,754	109,500	107,164	2,336	—
Expiring 08/14/09	MYR	1,481,101	410,300	410,391	—	(91)
Mexican Nuevo Peso,
Expiring 02/18/09	MXN	4,007,707	278,400	277,899	501	—
Expiring 02/18/09	MXN	8,178,000	583,405	567,071	16,334	—
New Taiwan Dollar,
Expiring 12/11/09	TWD	14,180,927	425,758	421,018	4,740	—
Expiring 02/17/09	TWD	92,180,841	2,758,254	2,736,094	22,160	—
New Zealand Dollar,
Expiring 02/19/09	NZD	413,216	221,607	209,482	12,125	—
Expiring 02/19/09	NZD	59,299	32,142	30,062	2,080	—
Expiring 02/19/09	NZD	168,600	85,555	85,473	82	—
Expiring 02/19/09	NZD	543,722	276,700	275,643	1,057	—
New Turkish Lira,
Expiring 02/26/09	TRY	447,162	271,600	269,862	1,738	—
Expiring 02/27/09	TRY	4,215,242	2,565,264	2,543,076	22,188	—
Norwegian Krone,
Expiring 02/20/09	NOK	1,468,464	211,151	211,822	—	(671)
Expiring 02/20/09	NOK	1,484,336	218,974	214,111	4,863	—
Peruvian Nuevo Sol,
Expiring 02/23/09	PEN	1,389,101	451,300	434,563	16,737	—
Expiring 07/02/09	PEN	781,836	269,134	240,652	28,482	—

Philippine Peso,
Expiring 02/04/09	PHP	18,574,661	361,375	391,989	—	(30,614)
Expiring 02/04/09	PHP	28,725,786	613,406	606,212	7,194	—
Expiring 07/08/09	PHP	9,599,085	195,700	199,908	—	(4,208)
Expiring 10/14/09	PHP	11,118,223	220,381	231,187	—	(10,806)
Polish Zloty,
Expiring 02/20/09	PLN	2,788,625	827,661	799,246	28,415	—
Expiring 02/20/09	PLN	905,639	273,054	259,565	13,489	—
Romanian New Lei,
Expiring 02/20/09	RON	1,086,554	321,361	321,501	—	(140)
Russian Rouble,
Expiring 05/05/09	RUB	6,695,470	269,900	171,932	97,968	—
Expiring 05/05/09	RUB	1,522,782	60,429	39,103	21,326	—
Expiring 05/07/09	RUB	6,604,261	265,389	169,375	96,014	—
Expiring 05/07/09	RUB	1,438,930	56,875	36,903	19,972	—
Expiring 08/07/09	RUB	4,735,174	190,435	114,980	75,455	—
Expiring 08/07/09	RUB	2,221,495	87,186	53,943	33,243	—
Expiring 11/10/09	RUB	2,995,734	94,225	72,743	21,482	—
Singapore Dollar,
Expiring 02/19/09	SGD	1,190,260	797,799	788,262	9,537	—
Expiring 02/19/09	SGD	482,375	319,200	319,458	—	(258)
South Korean Won,
Expiring 09/29/09	KRW	219,828,960	187,200	160,389	26,811	—
Expiring 09/29/09	KRW	208,634,400	169,257	152,221	17,036	—
Expiring 10/14/09	KRW	151,385,500	116,900	110,452	6,448	—
Expiring 10/14/09	KRW	134,598,525	101,240	98,204	3,036	—
Expiring 11/25/09	KRW	303,847,880	219,100	221,690	—	(2,590)
Swiss Franc,
Expiring 02/20/09	CHF	254,800	219,393	219,733	—	(340)
Expiring 02/20/09	CHF	240,806	209,223	207,665	1,558	—
Expiring 02/20/09	CHF	253,500	219,533	218,612	921	—
Expiring 02/20/09	CHF	255,386	222,223	220,239	1,984	—
Thailand Baht,
Expiring 04/30/09	THB	9,642,570	270,100	273,487	—	(3,387)
Expiring 06/18/09	THB	8,844,240	258,000	250,112	7,888	—
Expiring 07/06/09	THB	11,981,250	337,500	338,462	—	(962)
Vietnamese Dong,
Expiring 03/10/09	VND	5,118,133,000	319,284	292,741	26,543	—

			$43,977,014	$42,856,831	$1,550,661	$(430,478)

Currency swap agreement outstanding as of January 31, 2009:

Counterparty(a)	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation
Citibank, NA	6/30/2009	TRY 708	19.30%	3 Month LIBOR	$45,870

(a)	The Fund receives a fixed rate in New Turkish Lira and pays a floating rate in U.S. Dollar.

Credit default swap agreements outstanding as of January 31, 2009:

Counterparty	Termination Date	Notional Amount (000)(4)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues-Buy Protection(1):
Goldman Sachs International	3/20/2014	$350	0.70%	Duke Energy Corp., 5.65%, due 06/15/13	$(1,906)
Goldman Sachs International	3/20/2014	350	6.60%	Simon Property Group LP, 5.25%, due 12/1/16	(11,990)
Merrill Lynch Capital Services	9/20/2016	90	1.73%	Tyson Foods, Inc., 6.85%, due 04/01/16	9,442
JPMorgan Chase Bank	6/20/2016	350	1.50%	Embarq Corp., 7.082%, due 06/01/16	(6,968)
Deutsche Bank AG	3/20/2018	250	3.70%	American International Group, Inc., 6.25%, due 5/01/36	6,338

					(5,084)

Counterparty	Termination Date	Implied Credit Spread at January 31, 2009(3)	Notional Amount (000)(4)	Fixed Rate	Underlying Bond	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
Credit Default Swap on Corporate Issue-Sell Protection(2):
Morgan Stanley Capital Services, Inc.	6/20/2009	17.55%	$300	1.90%	Texas Competitive Electric Holdings Co., 6.235%, due 10/10/14	$(16,453)	—	$(16,453)

						$(16,453)	$—	$(21,537)

The Fund entered into credit default swaps as the protection seller on corporate issues to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount up to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities up to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount up to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities up to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer or credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest rate swap agreements outstanding as of January 31, 2009:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Citibank, NA(b)	10/20/2013	$1,210	4.059%	3 Month LIBOR	$103,799
Citibank, NA(a)	1/20/2014	1,210	1.968%	3 Month LIBOR	26,769
Merrill Lynch Capital Services(a)	1/20/2014	4,000	1.973%	3 Month LIBOR	87,698
Deutsche Bank AG(a)	8/15/2015	810	3.712%	3 Month LIBOR	(52,018)
Merrill Lynch Capital Services(a)	5/15/2016	1,210	4.397%	3 Month LIBOR	(134,416)
Deutsche Bank AG(a)	5/15/2016	540	4.490%	3 Month LIBOR	(63,375)

					$(31,543)

(a)	The Fund pays the fixed rate and receives the floating rate.
(b)	The Fund receives the fixed rate and pays the floating rate.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$1,780,991	$149,408
Level 2 - Other Significant Observable Inputs	106,456,293	(484,250)
Level 3 - Significant Unobservable Inputs	—	(16,453)

Total	$108,237,284	$(351,295)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments (OFI)
Balance as of 10/31/08	$—	$(3,706)
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	(12,747)
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 1/31/09	$—	$(16,453)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the subadviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the subadviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Illiquid securities are valued in accordance with the fair valuation procedure approved by the Board of Directors.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Global Total Return Bond Fund, Inc.

By	(Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date March 31, 2009

By	(Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 31, 2009

*	Print the name and title of each signing officer under his or her signature.